Investment in Joint Ventures And Majority Owned Subsidiaries (Details1) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	$ 16,840	$ 14,168
VAST LLC
Schedule Of Equity Method Investments [Line Items]
INVESTMENT IN JOINT VENTURES	16,840	14,168
SAL LLC
Schedule Of Equity Method Investments [Line Items]
Other Current Liabilities	$ 463	$ 1,265